SCHEDULE OF SEGMENT REPORTING (Details) - FUTURETECH II ACQUISITION CORP [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 18, 2025	May 20, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash	$ 160,723	$ 160,723			$ 56,768	$ 17,578
Marketable securities held in trust account	9,133,890	9,133,890	$ 38,994	$ 38,994	$ 26,447,350	$ 61,839,164
Formation and operating costs	108,736	532,572
Interest income earned on investments held in Trust Account	$ 72,477	$ 272,304